Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2022
Fair Value Measurements [Abstract]
Schedule of assets and liabilities measured at fair value on a recurring basis
	September 30, 2022
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Wealth management products	584,738,005	302,608,884	282,129,121	-

Total	584,738,005	302,608,884	282,129,121	-

	December 31, 2021
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Wealth management products	847,047,295	729,255,924	117,791,371	-

Total	847,047,295	729,255,924	117,791,371	-

Schedule of assets and liabilities measured at fair value on a non-recurring basis
	September 30, 2022
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Loans(1)	657,992,453	-	657,992,453	-
Loans held-for-sale(2)	11,694,198	-	11,694,198	-
Equity securities(3)	24,010,000	-	24,010,000	-

Total	693,696,651	-	693,696,651	-

	December 31, 2021
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Loans(1)	368,997,898	-	368,997,898	-
Loans held-for-sale(2)	24,696,075	-	24,696,075	-
Equity securities(3)	24,010,000	-	24,010,000	-

Total	417,703,973	-	417,703,973	-

(1)	The Group records nonrecurring fair value adjustments to reflect partial write-downs that are based on the observable market price of the loan or current appraised value of the collateral.

(2)	Loans held for sale are held at LOCOM which may be written down to fair value on a nonrecurring basis.

(3)	Nonmarketable equity securities are accounted for using the measurement alternative and can be subject to nonrecurring fair value adjustments to record impairment.